December 6, 2018

Via EDGAR Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Pacific Funds Series Trust

(File Nos. 333-61366 and 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds Series Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (“XBRL”) format that reflects the risk/return summary information included in the prospectus supplements filed pursuant to Rule 497 on November 28, 2018 (accession number 0001104659-18-070139) to the Pacific Funds Class A, Class B, Class C, Class I, Class R, and Advisor Class prospectus dated August 1, 2018 and the Pacific Funds Class P prospectus dated August 1, 2018 (as supplemented). The supplements are incorporated by reference into this Rule 497 document.

If you have any questions or comments, please contact the undersigned at (949) 219-3224 or by e-mail at Mark.Karpe@PacificLife.com.

Sincerely,

/s/ Mark Karpe

Mark Karpe

Assistant Vice President and Counsel

cc:                                Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Audrey L. Cheng, Esq., Pacific Life Insurance Company

Anthony H. Zacharski, Esq., Dechert LLP

SCHEDULE OF EXHIBITS TO FORM N-1A

Exhibit
Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase